Leases - Other information (Details)	Dec. 31, 2023	Dec. 31, 2022
Leases
Weighted-average remaining lease term Operating leases	12 years	11 years 7 months 6 days
Weighted-average remaining lease term Finance leases	4 years 4 months 24 days	2 years 10 months 24 days
Weighted-average discount rate Operating leases	4.92%	5.09%
Weighted-average discount rate Finance leases	5.22%	5.58%